Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	April 2024
Payment Date	5/15/2024
Transaction Month	18
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,471,280,949.11	45,366		54.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,320,000.00	4.594%		December 15, 2023
Class A-2a Notes	$300,340,000.00	5.37%		August 15, 2025
Class A-2b Notes	$160,000,000.00	6.09002%	*	August 15, 2025
Class A-3 Notes	$460,340,000.00	5.27%		May 15, 2027
Class A-4 Notes	$75,000,000.00	5.30%		March 15, 2028
Class B Notes	$39,480,000.00	5.98%		June 15, 2028
Class C Notes	$26,300,000.00	6.46%		May 15, 2030
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.76%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,677,241.15

Principal:
Principal Collections	$23,010,380.24
Prepayments in Full	$11,169,935.19
Liquidation Proceeds	$355,123.03
Recoveries	$85,221.63
Sub Total	$34,620,660.09
Collections	$37,297,901.24

Purchase Amounts:
Purchase Amounts Related to Principal	$132,625.35
Purchase Amounts Related to Interest	$800.39
Sub Total	$133,425.74

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$37,431,326.98

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	April 2024
Payment Date	5/15/2024
Transaction Month	18
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$37,431,326.98
Servicing Fee	$652,062.43	$652,062.43	$0.00	$0.00	$36,779,264.55
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$36,779,264.55
Interest - Class A-2a Notes	$208,667.57	$208,667.57	$0.00	$0.00	$36,570,596.98
Interest - Class A-2b Notes	$126,068.39	$126,068.39	$0.00	$0.00	$36,444,528.59
Interest - Class A-3 Notes	$2,021,659.83	$2,021,659.83	$0.00	$0.00	$34,422,868.76
Interest - Class A-4 Notes	$331,250.00	$331,250.00	$0.00	$0.00	$34,091,618.76
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,091,618.76
Interest - Class B Notes	$196,742.00	$196,742.00	$0.00	$0.00	$33,894,876.76
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,894,876.76
Interest - Class C Notes	$141,581.67	$141,581.67	$0.00	$0.00	$33,753,295.09
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$33,753,295.09
Regular Principal Payment	$30,641,513.14	$30,641,513.14	$0.00	$0.00	$3,111,781.95
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,111,781.95
Residual Released to Depositor	$0.00	$3,111,781.95	$0.00	$0.00	$0.00
Total		$37,431,326.98

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$30,641,513.14
Total					$30,641,513.14

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$19,991,467.30	$66.56	$208,667.57	$0.69	$20,200,134.87	$67.25
Class A-2b Notes	$10,650,045.84	$66.56	$126,068.39	$0.79	$10,776,114.23	$67.35
Class A-3 Notes	$0.00	$0.00	$2,021,659.83	$4.39	$2,021,659.83	$4.39
Class A-4 Notes	$0.00	$0.00	$331,250.00	$4.42	$331,250.00	$4.42
Class B Notes	$0.00	$0.00	$196,742.00	$4.98	$196,742.00	$4.98
Class C Notes	$0.00	$0.00	$141,581.67	$5.38	$141,581.67	$5.38
Total	$30,641,513.14	$23.29	$3,025,969.46	$2.30	$33,667,482.60	$25.59

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	April 2024
Payment Date	5/15/2024
Transaction Month	18

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$46,629,625.68	0.1552561	$26,638,158.38	0.0886933
Class A-2b Notes	$24,840,980.57	0.1552561	$14,190,934.73	0.0886933
Class A-3 Notes	$460,340,000.00	1.0000000	$460,340,000.00	1.0000000
Class A-4 Notes	$75,000,000.00	1.0000000	$75,000,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$672,590,606.25	0.5111725	$641,949,093.11	0.4878848

Pool Information
Weighted Average APR	3.971%	3.992%
Weighted Average Remaining Term	41.39	40.64
Number of Receivables Outstanding	31,444	30,694
Pool Balance	$782,474,918.21	$747,598,767.55
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$706,696,146.89	$675,531,491.49
Pool Factor	0.5318324	0.5081278

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,367.68
Yield Supplement Overcollateralization Amount	$72,067,276.06
Targeted Overcollateralization Amount	$105,649,674.44
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$105,649,674.44

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,367.68
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,367.68
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,367.68

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	April 2024
Payment Date	5/15/2024
Transaction Month	18
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		72	$208,086.85
(Recoveries)		43	$85,221.63
Net Loss for Current Collection Period			$122,865.22
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1884%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7305%
Second Prior Collection Period			0.5926%
Prior Collection Period			0.4014%
Current Collection Period			0.1927%
Four Month Average (Current and Prior Three Collection Periods)			0.4793%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,153	$5,687,339.87
(Cumulative Recoveries)			$540,959.49
Cumulative Net Loss for All Collection Periods			$5,146,380.38
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3498%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,932.65
Average Net Loss for Receivables that have experienced a Realized Loss			$4,463.47

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.20%	248	$8,973,090.18
61-90 Days Delinquent	0.19%	43	$1,419,757.46
91-120 Days Delinquent	0.06%	11	$457,497.28
Over 120 Days Delinquent	0.08%	13	$586,025.61
Total Delinquent Receivables	1.53%	315	$11,436,370.53

Repossession Inventory:
Repossessed in the Current Collection Period		15	$601,752.84
Total Repossessed Inventory		28	$1,161,109.83

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1709%
Prior Collection Period			0.1717%
Current Collection Period			0.2183%
Three Month Average			0.1870%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3295%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	April 2024
Payment Date	5/15/2024
Transaction Month	18

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	89	$2,963,452.95
2 Months Extended	136	$4,620,437.77
3+ Months Extended	25	$904,799.01

Total Receivables Extended	250	$8,488,689.73
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer